Baird Municipal Bond Fund
Schedule of Investments
September 30, 2025 (Unaudited)

MUNICIPAL BONDS - 100.0%		Par	Value
Alabama - 3.1%
Alabama Corrections Institution Finance Authority, 5.00%, 07/01/2037 (Callable 07/01/2032)		$500,000	$542,455
Alabama Special Care Facilities Financing Authority-Birmingham AL, 5.00%, 06/01/2026 (Callable 11/01/2025)		110,000	110,140
Black Belt Energy Gas District
4.00%, 12/01/2049 (Callable 12/01/2025) (a)		100,000	100,334
5.00%, 05/01/2053 (a)		755,000	793,177
5.00%, 05/01/2055 (Callable 04/01/2031) (a)		500,000	542,669
5.00%, 12/01/2055 (Callable 05/01/2035) (a)		1,000,000	1,095,202
Chilton County Health Care Authority, 3.00%, 11/01/2027 (Callable 11/01/2025)		100,000	99,862
City of Mobile AL, 5.00%, 02/15/2040 (Callable 02/15/2035)		1,500,000	1,648,854
Clarke-Mobile Counties Gas District, 5.00%, 10/01/2031		1,580,000	1,763,586
County of Jefferson AL Sewer Revenue, 5.25%, 10/01/2049 (Callable 10/01/2033)		1,000,000	1,031,480
Houston County Board of Education, 2.00%, 12/01/2040 (Callable 12/01/2030)		445,000	308,447
Industrial Development Board of the City of Mobile Alabama, 3.92%, 06/01/2034 (a)		600,000	601,988
Jacksonville Public Educational Building Authority, 5.00%, 08/01/2056 (Callable 08/01/2034)		2,500,000	2,514,970
Jacksonville State University, 5.00%, 12/01/2036 (Callable 12/01/2027)		500,000	518,948
Montgomery County Public Facilities Authority/AL, 3.75%, 03/01/2052 (Callable 03/01/2032)		5,000	3,808
Southeast Energy Authority A Cooperative District
5.00%, 11/01/2026		475,000	484,987
5.00%, 11/01/2027		300,000	312,696
5.00%, 09/01/2033		325,000	354,596
5.00%, 09/01/2035 (Callable 06/01/2035)		1,250,000	1,375,642
5.00%, 11/01/2035 (Callable 11/01/2034)		650,000	685,121
5.50%, 01/01/2053 (Callable 09/01/2029) (a)		250,000	271,485
5.00%, 01/01/2054 (Callable 03/01/2030) (a)		1,250,000	1,336,950
5.25%, 01/01/2054 (Callable 04/01/2029) (a)		1,000,000	1,060,041
State of Alabama Docks Department, 5.00%, 10/01/2032 (Callable 10/01/2027) (b)		1,000,000	1,026,758
University of South Alabama, 5.00%, 11/01/2033 (Callable 11/01/2026)		1,000,000	1,015,768
			19,599,964

Alaska - 0.2%
Alaska Municipal Bond Bank Authority, 5.25%, 12/01/2045 (Callable 12/01/2034) (b)		580,000	597,865
Municipality of Anchorage AK, 5.50%, 02/01/2045 (Callable 02/01/2034) (b)		500,000	530,762
			1,128,627

Arizona - 1.8%
Arizona Industrial Development Authority
5.00%, 07/01/2026 (c)		90,000	90,648
4.00%, 07/15/2027 (c)		125,000	124,553
4.75%, 12/15/2028 (Callable 12/15/2026) (c)		185,000	186,814
4.00%, 07/15/2030 (Callable 07/15/2027) (c)		190,000	189,247
5.00%, 10/01/2030 (Callable 10/01/2026) (c)		100,000	99,369
4.00%, 07/01/2032 (Callable 01/01/2028)		100,000	100,436
4.00%, 11/01/2035 (Callable 11/01/2031)		500,000	497,366
5.00%, 07/01/2048 (Callable 01/01/2028)		200,000	194,625
5.25%, 11/01/2053 (Callable 11/01/2032)		1,750,000	1,775,748
Glendale Industrial Development Authority
4.00%, 05/15/2027 (Callable 10/22/2025)		230,000	228,606
4.00%, 05/15/2031 (Callable 10/22/2025)		500,000	488,978
2.13%, 07/01/2033 (Callable 07/01/2029) (b)		730,000	616,179
Industrial Development Authority of the City of Phoenix Arizona, 5.00%, 10/15/2044 (Callable 10/15/2034)		1,195,000	1,236,771
Industrial Development Authority of the County of Pima, 4.00%, 07/01/2029		25,000	25,258
Maricopa County Industrial Development Authority, 5.00%, 09/01/2042 (Callable 09/01/2028)		1,500,000	1,520,894
Maricopa County School District No 83-Cartwright Elementary
5.00%, 07/01/2040 (Callable 07/01/2033)		500,000	538,725
5.00%, 07/01/2042 (Callable 07/01/2033)		875,000	927,041
Salt Verde Financial Corp., 5.25%, 12/01/2026		1,545,000	1,576,241
Town of Marana AZ Pledged Excise Revenue
5.00%, 07/01/2037 (Callable 07/01/2029)		190,000	200,336
5.00%, 07/01/2038 (Callable 07/01/2029)		225,000	236,047
5.00%, 07/01/2039 (Callable 07/01/2029)		225,000	235,070
			11,088,952

Arkansas - 0.5%
Arkadelphia Water & Sewer System, 5.00%, 12/01/2053 (Callable 06/01/2029)		450,000	455,253
Arkansas Development Finance Authority, 5.00%, 02/01/2036 (Callable 02/01/2031)		790,000	812,676
Batesville Public Facilities Board, 5.00%, 06/01/2026		150,000	150,287
City of Heber Springs AR Sales & Use Tax, 1.63%, 06/01/2047 (Callable 06/01/2028)		60,000	58,974
City of Marion AR Sales & Use Tax Revenue, 5.00%, 11/01/2037 (Callable 11/01/2032) (d)		895,000	962,828
City of West Memphis AR Public Utility System Revenue
3.00%, 12/01/2041 (Callable 12/01/2028)		380,000	308,690
4.25%, 12/01/2054 (Callable 12/01/2031)		500,000	460,853
			3,209,561

California - 4.0%
California Community Choice Financing Authority
5.00%, 10/01/2028		2,000,000	2,101,895
4.00%, 10/01/2052 (Callable 09/01/2027) (a)		1,000,000	1,022,863
5.25%, 01/01/2054 (Callable 10/01/2030) (a)		200,000	213,382
5.00%, 01/01/2056 (Callable 05/01/2033) (a)		1,000,000	1,115,631
California Housing Finance Agency
3.75%, 03/25/2035		472,099	475,191
4.38%, 09/20/2036		489,385	500,045
California Municipal Finance Authority, 4.00%, 12/01/2043 (Callable 12/01/2034)		1,000,000	942,818
California Pollution Control Financing Authority, 5.00%, 07/01/2029 (c)		250,000	259,223
California Public Finance Authority, 6.50%, 06/01/2054 (Callable 06/01/2031) (c)		130,000	124,856
California State University, 3.13%, 11/01/2051 (Callable 05/01/2026) (a)		750,000	750,671
City of Los Angeles Department of Airports, 5.00%, 05/15/2033 (Callable 05/15/2029) (b)		500,000	527,388
El Dorado Irrigation District, 5.00%, 03/01/2044 (Callable 03/01/2034)		300,000	319,875
Freddie Mac Multifamily ML Certificates
2.88%, 07/25/2036		695,670	646,782
2.25%, 09/25/2037		1,363,139	1,151,912
3.16%, 12/25/2038 (a)		496,001	437,755
Inglewood Unified School District, 5.50%, 08/01/2044 (Callable 08/01/2035)		1,000,000	1,112,140
Los Alamitos Unified School District, 6.05%, 08/01/2042 (Callable 08/01/2029)		375,000	405,219
Los Angeles Department of Water & Power, 5.00%, 07/01/2043 (Callable 07/01/2032)		75,000	78,197
Los Angeles Department of Water & Power Water System Revenue
5.00%, 07/01/2035 (Callable 01/01/2028)		1,385,000	1,428,935
5.00%, 07/01/2044 (Callable 07/01/2034)		665,000	697,651
5.00%, 07/01/2048 (Callable 01/01/2028)		540,000	542,989
Los Angeles Unified School District/CA, 5.25%, 07/01/2042 (Callable 01/01/2028)		1,500,000	1,543,850
Mayers Memorial Hospital District
0.00%, 08/01/2029 (e)		160,000	136,326
0.00%, 08/01/2030 (e)		360,000	291,918
Morongo Unified School District, 5.50%, 08/01/2041 (Callable 08/01/2030)		425,000	451,308
Needles Unified School District, 0.00%, 08/01/2041 (e)		875,000	721,732
Orland Unified School District, 0.00%, 08/01/2047 (Callable 08/01/2037) (e)		260,000	208,534
Paradise Unified School District
5.00%, 05/01/2035 (Callable 05/01/2030)		505,000	527,290
5.00%, 05/01/2040 (Callable 05/01/2030)		405,000	412,636
Regents of the University of California Medical Center Pooled Revenue, 5.00%, 05/15/2041 (Callable 05/15/2032)		330,000	351,884
River Islands Public Financing Authority
5.00%, 09/01/2045 (Callable 09/01/2032)		530,000	564,712
5.00%, 09/01/2050 (Callable 09/01/2032)		800,000	837,366
Sacramento City Unified School District/CA, 5.50%, 08/01/2047 (Callable 08/01/2030)		2,110,000	2,238,261
San Francisco City & County Airport Comm-San Francisco International Airport, 5.75%, 05/01/2048 (Callable 05/01/2033) (b)		1,000,000	1,067,124
San Ysidro School District, 0.00%, 08/01/2031 (e)		600,000	501,609
Siskiyou Community College District, 0.00%, 08/01/2031 (e)		240,000	204,016
Stockton Unified School District, 0.00%, 08/01/2050 (Callable 08/01/2037) (e)		500,000	567,924
			25,481,908

Colorado - 3.0%
Adams County School District No 14, 5.50%, 12/01/2042 (Callable 12/01/2034)		1,000,000	1,111,533
Baseline Metropolitan District No 1, 4.00%, 12/01/2046 (Callable 12/01/2029)		1,000,000	933,988
Centennial Water & Sanitation District, 5.25%, 12/01/2048 (Callable 12/01/2028)		500,000	512,502
Colorado Bridge & Tunnel Enterprise, 5.25%, 12/01/2050 (Callable 12/01/2034)		3,250,000	3,444,951
Colorado Bridge Enterprise
4.00%, 12/31/2030 (Callable 12/31/2027) (b)		750,000	758,120
4.00%, 06/30/2031 (Callable 12/31/2027) (b)		250,000	252,371
Colorado Educational & Cultural Facilities Authority
5.00%, 10/01/2028 (Callable 11/01/2025)		350,000	332,667
2.00%, 09/01/2030 (Callable 09/01/2028)		70,000	65,919
5.00%, 10/01/2030 (Callable 11/01/2025)		420,000	386,321
5.00%, 12/01/2038 (Callable 12/01/2028)		75,000	76,746
5.00%, 07/01/2045 (Callable 07/01/2035)		625,000	641,838
Colorado Health Facilities Authority
3.50%, 05/15/2030 (Callable 11/01/2025)		300,000	285,644
5.00%, 08/01/2035 (Callable 08/01/2029)		1,400,000	1,467,228
5.00%, 08/01/2044 (Callable 08/01/2029)		625,000	630,357
Colorado Housing and Finance Authority, 3.50%, 11/01/2043 (Callable 05/01/2026) (a)		500,000	501,442
Denver City & County Housing Authority, 5.00%, 07/01/2027 (Callable 07/01/2026)		500,000	507,175
Denver Health & Hospital Authority, 5.00%, 12/01/2033 (Callable 12/01/2028)		400,000	416,040
Durango School District No 9-R, 5.25%, 11/01/2044 (Callable 11/01/2034)		1,000,000	1,079,811
Grand River Hospital District, 5.25%, 12/01/2031 (Callable 12/01/2028)		75,000	79,552
Regional Transportation District, 4.00%, 07/15/2039		115,000	110,585
State of Colorado, 5.25%, 03/15/2042 (Callable 03/15/2027)		1,000,000	1,011,461
Vail Home Partners Corp.
5.75%, 10/01/2045 (Callable 04/01/2035) (c)		625,000	632,433
5.88%, 10/01/2055 (Callable 04/01/2035) (c)		1,250,000	1,262,602
Vauxmont Metropolitan District, 3.25%, 12/15/2050 (Callable 10/22/2025)		131,000	100,780
Weld County School District No RE-4, 5.25%, 12/01/2047 (Callable 12/01/2032)		1,000,000	1,063,223
Windy Gap Firming Project Water Activity Enterprise, 5.00%, 07/15/2046 (Callable 07/15/2031)		1,000,000	1,027,893
			18,693,182

Connecticut - 0.8%
Connecticut Housing Finance Authority, 4.80%, 05/01/2043		2,625,000	2,640,794
Connecticut State Health & Educational Facilities Authority
4.00%, 07/01/2029 (Callable 07/01/2028)		40,000	40,184
4.00%, 07/01/2031 (Callable 07/01/2028)		30,000	29,915
2.95%, 07/01/2049 (a)		1,000,000	1,001,790
Connecticut State Higher Education Supplement Loan Authority, 5.00%, 11/15/2033 (b)		540,000	578,445
Stamford Housing Authority, 4.25%, 10/01/2030		870,000	881,284
			5,172,412

Delaware - 0.3%
Delaware State Economic Development Authority, 5.00%, 10/01/2036 (Callable 11/01/2025)		595,000	580,943
Delaware State Housing Authority, 6.00%, 01/01/2055 (Callable 07/01/2033)		975,000	1,071,481
			1,652,424

District of Columbia - 0.2%
District of Columbia, 5.00%, 07/01/2042 (Callable 07/01/2032)		500,000	484,751
District of Columbia Income Tax Revenue, 5.50%, 07/01/2047 (Callable 07/01/2032)		1,000,000	1,066,846
			1,551,597

Florida - 4.1%
Brevard County Health Facilities Authority, 5.00%, 04/01/2052 (Callable 04/01/2032)		750,000	749,168
Capital Trust Agency, Inc., 3.38%, 07/01/2031 (c)		330,000	318,825
Charlotte County Industrial Development Authority/FL, 6.13%, 10/01/2055 (Callable 10/01/2033) (b)		1,000,000	1,031,107
City of Cape Coral FL Water & Sewer Revenue
5.25%, 10/01/2048 (Callable 10/01/2033)		750,000	794,711
5.65%, 03/01/2054 (Callable 03/01/2033)		990,000	1,054,194
City of Fort Lauderdale FL Water & Sewer Revenue, 5.50%, 09/01/2048 (Callable 09/01/2033)		550,000	594,743
City of Orlando FL Tourist Development Tax Revenue, 5.00%, 11/01/2032 (Callable 11/01/2027)		1,305,000	1,357,219
City Of South Miami Health Facilities Authority, Inc., 5.00%, 08/15/2065 (Callable 05/15/2030) (a)		1,000,000	1,098,963
City of Tampa FL Water & Wastewater System Revenue
5.00%, 10/01/2047 (Callable 10/01/2032)		1,000,000	1,046,651
5.25%, 10/01/2057 (Callable 10/01/2032)		750,000	787,244
County of Bay FL, 5.00%, 09/01/2033 (Callable 11/01/2025)		640,000	640,543
County of Broward FL Airport System Revenue, 5.00%, 10/01/2033 (Callable 10/01/2029) (b)		1,500,000	1,579,988
County of Broward FL Port Facilities Revenue, 5.00%, 09/01/2044 (Callable 09/01/2029)		1,000,000	1,019,650
County of Miami-Dade FL Transit System, 5.00%, 07/01/2049 (Callable 07/01/2032)		2,000,000	2,054,286
County of Okeechobee FL Half-Cent Sales Tax Revenue, 5.00%, 09/01/2044 (Callable 09/01/2034)		435,000	451,244
County of Pasco FL, 5.00%, 09/01/2048 (Callable 03/01/2033)		500,000	511,256
County of Sarasota FL Utility System Revenue, 5.25%, 10/01/2047 (Callable 10/01/2032)		1,000,000	1,063,534
Florida Development Finance Corp.
5.25%, 06/15/2029 (Callable 06/15/2027) (c)		830,000	833,565
5.00%, 08/15/2032 (c)		455,000	453,057
3.40%, 09/01/2050 (Callable 06/03/2028) (a)(b)		2,000,000	1,999,261
Florida Higher Educational Facilities Financing Authority, 5.00%, 07/01/2035 (Callable 07/01/2033) (c)		1,000,000	996,874
Florida Housing Finance Corp.
2.33%, 07/01/2036		451,968	375,269
4.20%, 01/01/2045 (Callable 01/01/2028)		40,000	39,223
Greater Orlando Aviation Authority, 5.00%, 10/01/2036 (Callable 10/01/2027) (b)		1,000,000	1,019,599
Miami-Dade County Housing Finance Authority, 4.88%, 03/01/2046		1,000,000	997,794
Palm Beach County Educational Facilities Authority
4.00%, 10/01/2027		260,000	261,951
4.00%, 10/01/2028		270,000	272,782
St Johns County Housing Finance Authority, 5.50%, 12/01/2028 (Callable 06/01/2026) (a)(c)		500,000	500,179
Tolomato Community Development District, 4.00%, 05/01/2040 (Callable 05/01/2032)		1,725,000	1,642,397
			25,545,277

Georgia - 2.8%
Atlanta Urban Residential Finance Authority, 4.75%, 05/01/2043		1,300,000	1,300,298
Bartow County Development Authority, 3.95%, 12/01/2032 (a)		500,000	512,800
City of Griffin GA Public Utility Revenue, 5.00%, 01/01/2051 (Callable 01/01/2036) (d)		2,050,000	2,130,286
DeKalb County Housing Authority, 4.00%, 12/01/2033 (Callable 12/01/2030)		1,000,000	1,013,940
Development Authority of Burke County
2.40%, 07/01/2049 (Callable 10/01/2025) (a)		5,000,000	5,000,000
2.75%, 01/01/2052 (Callable 05/03/2031)		500,000	312,874
Gainesville & Hall County Development Authority, 2.50%, 11/15/2033 (Callable 11/01/2025) (a)		1,000,000	1,000,000
Georgia Housing & Finance Authority, 2.50%, 06/01/2050 (Callable 06/10/2030)		745,000	516,053
Georgia Municipal Association, Inc., 4.00%, 01/01/2055 (Callable 01/01/2035)		1,550,000	1,411,049
Gwinnett County School District, 5.00%, 02/01/2040 (Callable 02/01/2029)		1,500,000	1,562,283
Main Street Natural Gas, Inc.
5.00%, 12/01/2033		450,000	488,752
4.00%, 07/01/2052 (Callable 06/01/2027) (a)		1,025,000	1,046,552
5.00%, 12/01/2052 (Callable 03/01/2029) (a)		350,000	370,824
5.00%, 07/01/2053 (Callable 12/01/2029) (a)		250,000	268,980
Spalding County Water & Sewer Facilities Authority, 4.75%, 06/01/2050 (Callable 06/01/2035)		630,000	638,529
			17,573,220

Idaho - 0.6%
Idaho Health Facilities Authority, 4.38%, 03/01/2053 (Callable 03/01/2035)		1,000,000	915,798
Idaho Housing & Finance Association
4.13%, 05/01/2039 (Callable 05/01/2032)		450,000	432,452
3.00%, 05/01/2042 (Callable 05/01/2032)		340,000	261,825
3.00%, 02/21/2046		488,593	438,197
5.75%, 05/01/2058 (Callable 05/01/2031)		500,000	515,096
Southern Idaho Regional Solid Waste District, 4.00%, 03/01/2028 (Callable 09/01/2027)		1,050,000	1,060,432
			3,623,800

Illinois - 6.9%
Chicago Board of Education
0.00%, 12/01/2025 (e)		500,000	496,971
5.50%, 12/01/2026		40,000	40,597
Chicago Board of Education Dedicated Capital Improvement Tax, 5.25%, 04/01/2034 (Callable 04/01/2033)		375,000	410,338
Chicago Midway International Airport, 5.00%, 01/01/2029 (Callable 01/01/2026) (b)		365,000	366,344
Chicago O'Hare International Airport
5.00%, 01/01/2033 (Callable 01/01/2027) (b)		1,500,000	1,527,549
5.50%, 01/01/2055 (Callable 01/01/2032) (b)		300,000	310,616
City of Chicago IL
0.00%, 01/01/2027 (e)		100,000	96,332
6.00%, 01/01/2046 (Callable 01/01/2034)		500,000	541,138
City of Chicago IL Wastewater Transmission Revenue, 5.00%, 01/01/2042 (Callable 01/01/2034)		1,250,000	1,315,067
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2029 (Callable 11/01/2026)		1,050,000	1,073,500
5.00%, 11/01/2031 (Callable 11/01/2026)		1,000,000	1,021,021
5.25%, 11/01/2034 (Callable 11/01/2027)		1,000,000	1,035,787
City of Hillsboro IL
5.00%, 12/01/2050 (Callable 12/01/2034)		940,000	962,346
5.00%, 12/01/2054 (Callable 12/01/2034)		775,000	791,527
City of Kankakee IL Waterworks & Sewerage System
5.00%, 05/01/2033		595,000	652,679
5.00%, 05/01/2035		480,000	523,946
5.00%, 05/01/2037 (Callable 05/01/2035)		915,000	977,018
Cook County School District No 86 Harwood Heights, 5.00%, 12/01/2039 (Callable 12/01/2033)		325,000	346,957
Illinois Finance Authority
5.00%, 03/01/2030 (Callable 03/01/2027)		390,000	399,357
5.00%, 11/01/2031 (Callable 11/01/2026)		135,000	136,883
5.00%, 02/15/2032 (Callable 08/15/2027)		500,000	506,280
5.00%, 05/15/2033 (Callable 11/15/2028)		640,000	669,362
5.00%, 10/01/2034 (Callable 10/01/2030)		775,000	810,701
5.00%, 02/15/2036 (Callable 02/15/2027)		400,000	408,954
5.00%, 02/15/2037 (Callable 08/15/2027)		1,040,000	1,041,415
4.13%, 11/15/2037 (Callable 11/15/2025)		60,000	57,771
5.00%, 11/15/2039 (Callable 10/22/2025)		300,000	300,062
5.25%, 04/01/2044 (Callable 04/01/2034)		1,200,000	1,214,993
5.25%, 04/01/2047 (Callable 04/01/2034)		500,000	525,559
5.25%, 04/01/2049 (Callable 04/01/2034)		350,000	366,661
Illinois Housing Development Authority, 6.25%, 10/01/2055 (Callable 04/01/2033)		2,400,000	2,722,391
Illinois Sports Facilities Authority, 5.00%, 06/15/2030		1,000,000	1,062,118
Illinois State Toll Highway Authority, 5.00%, 01/01/2045 (Callable 01/01/2031)		580,000	598,059
Lake County Community Unit School District No 187 North Chicago, 5.00%, 01/01/2031		625,000	680,780
McLean County Community Unit School District No 19 Ridgeview, 6.00%, 12/01/2045 (Callable 12/02/2025) (a)(f)		2,000,000	2,006,258
Metropolitan Pier & Exposition Authority
0.00%, 06/15/2028 (e)		1,015,000	932,396
0.00%, 06/15/2029 (e)		100,000	88,837
0.00%, 12/15/2034 (e)		700,000	494,448
0.00%, 12/15/2037 (e)		1,000,000	809,827
0.00%, 12/15/2042 (Callable 06/15/2038) (e)		150,000	110,848
Moultrie Shelby & Coles Counties Community Unit School District No 300, 5.00%, 12/01/2044 (Callable 06/01/2029)		890,000	932,748
Northeastern Illinois University, 5.25%, 07/01/2050 (Callable 07/01/2035)		1,625,000	1,660,025
Northern Illinois University, 5.50%, 04/01/2049 (Callable 04/01/2034)		2,000,000	2,090,160
Sangamon & Christian Counties Community Unit School District No 3A Rochester, 5.50%, 02/01/2038 (Callable 02/01/2032)		450,000	491,543
Southern Illinois University, 5.25%, 02/15/2050 (Callable 02/15/2035)		1,150,000	1,183,017
Southwestern Illinois Development Authority, 5.50%, 04/01/2050 (Callable 04/01/2035)		1,000,000	1,058,377
St Clair County Community Unit School District No 187 Cahokia
5.00%, 01/01/2044 (Callable 01/01/2034)		250,000	258,980
5.00%, 01/01/2049 (Callable 01/01/2034)		1,000,000	1,023,487
5.00%, 01/01/2054 (Callable 01/01/2034)		1,350,000	1,376,661
St Clair County School District No 118 Belleville, 5.50%, 12/01/2037 (Callable 12/01/2034)		1,125,000	1,252,492
Upper Illinois River Valley Development Authority, 5.00%, 01/01/2045 (Callable 01/01/2027) (c)		200,000	183,441
Village of Romeoville IL, 5.00%, 10/01/2035 (Callable 10/22/2025)		300,000	300,034
Village of Rosemont IL, 5.00%, 12/01/2042 (Callable 06/01/2030)		1,000,000	1,028,888
Will County Community High School District No 210 Lincoln-Way, 4.00%, 01/01/2034 (Callable 01/01/2029)		100,000	100,845
Will County Community High School District No. 210
0.00%, 01/01/2027 (e)		95,000	91,156
0.00%, 01/01/2033 (e)		570,000	435,498
Will County School District No 114 Manhattan, 5.50%, 09/01/2052 (Callable 01/01/2033)		1,000,000	1,055,105
Winnebago County Community Unit School District No 320 South Beloit, 5.00%, 02/01/2032		400,000	440,510
			43,396,660

Indiana - 2.6%
Boone County Building Corp., 5.25%, 08/01/2038 (Callable 02/01/2032)		1,235,000	1,342,984
Carmel Redevelopment Authority, 1.13%, 01/15/2044 (Callable 07/15/2032)		945,000	512,460
City of Carmel IN Waterworks Revenue, 4.00%, 05/01/2043 (Callable 05/01/2032)		400,000	368,145
City of Franklin IN Sewage Works Revenue
5.00%, 03/01/2040 (Callable 03/01/2035)		500,000	536,430
5.00%, 03/01/2041 (Callable 03/01/2035)		600,000	638,260
5.00%, 03/01/2042 (Callable 03/01/2035)		350,000	369,080
5.00%, 03/01/2043 (Callable 03/01/2035)		400,000	418,090
City of La Porte IN Sewage Works Revenue, 3.75%, 09/01/2029 (Callable 11/01/2025)		1,000,000	1,000,039
Fishers Town Hall Building Corp., 5.63%, 07/15/2048 (Callable 01/15/2034)		25,000	27,459
Gary Chicago International Airport Authority, 4.50%, 02/01/2045 (Callable 02/01/2035)		750,000	735,259
Hammond Local Public Improvement Bond Bank, 5.50%, 07/15/2036 (Callable 07/15/2030)		500,000	529,888
Indiana Finance Authority
2.50%, 11/01/2030		100,000	95,275
5.75%, 06/01/2048 (Callable 12/01/2033)		500,000	532,311
5.00%, 10/01/2063 (Callable 10/01/2030) (a)		1,000,000	1,114,062
Indiana Health & Educational Facilities Financing Authority, 5.00%, 11/15/2046 (Callable 11/15/2026)		100,000	100,434
Indiana Housing & Community Development Authority, 4.55%, 11/01/2041		2,000,000	1,990,527
Indianapolis Local Public Improvement Bond Bank, 6.00%, 02/01/2048 (Callable 02/01/2033)		2,000,000	2,222,895
Merrillville Redevelopment Authority, 5.00%, 07/15/2040 (Callable 07/15/2035)		860,000	913,939
Noblesville Community Development Corp., 5.00%, 08/01/2039 (Callable 02/01/2034)		1,785,000	1,918,260
St Joseph County Airport Authority, 0.01%, 07/01/2028 (b)		155,000	141,694
Westfield-Washington Multi-School Building Corp., 5.00%, 07/15/2040 (Callable 07/15/2034)		1,000,000	1,056,663
			16,564,154

Iowa - 1.5%
City of Stuart IA, 4.75%, 06/01/2026 (Callable 10/09/2025)		680,000	680,295
County of Polk IA
5.00%, 06/01/2036 (Callable 06/01/2032) (b)		1,500,000	1,615,158
5.00%, 06/01/2039 (Callable 06/01/2032) (b)		1,435,000	1,510,777
5.25%, 06/01/2041 (Callable 06/01/2033) (b)		1,500,000	1,589,756
Iowa Finance Authority
7.50%, 01/01/2032 (Callable 01/01/2030) (c)		250,000	234,380
5.00%, 08/01/2042 (Callable 02/01/2035)		1,300,000	1,412,634
6.00%, 11/01/2042 (Callable 11/01/2041) (c)		1,000,000	966,918
PEFA, Inc., 5.00%, 09/01/2049 (Callable 06/01/2026) (a)		730,000	742,829
Waterloo Community School District Infrastructure Sales Services & Use Tax, 5.00%, 07/01/2047 (Callable 07/01/2033)		1,000,000	1,020,923
			9,773,670

Kansas - 0.8%
City of Osawatomie KS, 3.75%, 03/01/2027 (Callable 11/01/2025)		500,000	500,178
City of Wichita KS, 5.25%, 05/15/2039 (Callable 05/15/2031)		1,210,000	1,182,538
Johnson & Miami Counties Unified School District No 230 Spring Hills, 6.00%, 09/01/2042 (Callable 09/01/2035)		1,585,000	1,825,268
Miami County Unified School District No 367 Osawatomie, 5.25%, 09/01/2043 (Callable 09/01/2034)		480,000	506,201
Wyandotte County Unified School District No 500 Kansas City, 5.25%, 09/01/2055 (Callable 09/01/2034)		840,000	876,626
Wyandotte County-Kansas City Unified Government, 0.00%, 12/01/2027 (e)		205,000	188,746
			5,079,557

Kentucky - 1.0%
Garrard County School District Finance Corp., 5.00%, 08/01/2037 (Callable 08/01/2031)		810,000	868,242
Kenton County Airport Board, 5.00%, 01/01/2031 (b)		800,000	877,621
Kentucky Economic Development Finance Authority
0.00%, 10/01/2027 (e)		245,000	227,238
5.00%, 07/01/2033 (Callable 11/01/2025)		200,000	200,190
Kentucky Public Energy Authority
5.00%, 07/01/2027		525,000	539,805
4.00%, 12/01/2050 (Callable 03/01/2026) (a)		250,000	251,879
5.25%, 06/01/2055 (Callable 09/01/2029) (a)		1,700,000	1,823,238
Louisville/Jefferson County Metropolitan Government
5.00%, 10/01/2032 (Callable 10/01/2026)		1,280,000	1,300,809
5.00%, 10/01/2047 (Callable 07/01/2026) (a)		500,000	509,350
			6,598,372

Louisiana - 0.6%
Louisiana Housing Corp., 5.00%, 07/01/2046 (Callable 02/01/2026) (a)		500,000	503,313
Louisiana Public Facilities Authority
5.00%, 10/01/2025		250,000	250,000
5.00%, 07/01/2038 (Callable 07/01/2035)		425,000	466,314
5.00%, 07/01/2043 (Callable 07/01/2035)		1,000,000	1,044,446
New Orleans Aviation Board, 5.00%, 01/01/2030 (Callable 01/01/2027) (b)		1,550,000	1,581,108
			3,845,181

Maine - 0.1%
Maine Health & Higher Educational Facilities Authority, 5.00%, 07/01/2037 (Callable 07/01/2030)		600,000	635,867

Maryland - 0.8%
City of Baltimore MD, 5.00%, 07/01/2030 (Callable 01/01/2027)		2,000,000	2,057,199
Maryland Economic Development Corp.
5.00%, 06/01/2030 (Callable 06/01/2028)		500,000	520,177
5.00%, 10/01/2045 (Callable 10/01/2034)		1,000,000	1,018,267
Maryland Health & Higher Educational Facilities Authority, 5.00%, 01/01/2030		100,000	106,685
Montgomery County Housing Opportunities Commission, 5.13%, 01/01/2053 (Callable 01/01/2034)		700,000	726,982
Washington Suburban Sanitary Commission, 2.50%, 06/01/2027 (Callable 10/01/2025) (a)		630,000	630,000
			5,059,310

Massachusetts - 1.8%
Commonwealth of Massachusetts
5.25%, 09/01/2043 (Callable 09/01/2028)		1,025,000	1,058,295
5.25%, 04/01/2047 (Callable 04/01/2027)		2,000,000	2,029,955
Greater Fall River Vocational School District, 5.00%, 06/01/2055 (Callable 06/01/2034)		5,000,000	5,149,416
Massachusetts Development Finance Agency
5.00%, 10/01/2033 (Callable 10/01/2026)		1,285,000	1,286,693
5.25%, 10/01/2033		775,000	827,318
5.00%, 07/01/2044 (Callable 07/01/2027)		500,000	500,343
Massachusetts Educational Financing Authority
2.00%, 07/01/2037 (Callable 07/01/2031) (b)		810,000	665,320
4.25%, 07/01/2044 (Callable 07/01/2033) (b)		135,000	135,317
			11,652,657

Michigan - 3.5%
Allegan Public School District, 5.00%, 05/01/2037 (Callable 05/01/2033)		250,000	277,114
City of Detroit MI, 6.00%, 05/01/2043 (Callable 05/01/2033)		790,000	859,888
Detroit City School District, 5.00%, 05/01/2034 (Callable 05/01/2030)		1,000,000	1,076,544
Elkton-Pigeon-Bay Port Laker Schools
5.25%, 05/01/2044 (Callable 05/01/2035)		500,000	530,253
5.25%, 05/01/2045 (Callable 05/01/2035)		470,000	496,367
Flat Rock Community School District, 5.00%, 05/01/2041 (Callable 05/01/2032)		350,000	370,847
Four Lakes Special Assessment District, 5.00%, 06/01/2037 (Callable 06/01/2033)		2,170,000	2,335,847
Fraser Public School District
5.00%, 05/01/2038 (Callable 05/01/2033)		400,000	439,154
5.00%, 05/01/2039 (Callable 05/01/2033)		180,000	196,248
5.00%, 05/01/2048 (Callable 05/01/2033)		475,000	492,277
Gobles Public Schools
5.00%, 05/01/2046 (Callable 05/01/2034)		850,000	891,245
5.00%, 05/01/2050 (Callable 05/01/2034)		630,000	657,552
Grand Traverse County Hospital Finance Authority, 5.00%, 07/01/2044 (Callable 07/01/2028)		710,000	720,220
Great Lakes Water Authority Water Supply System Revenue, 5.00%, 07/01/2036 (Callable 07/01/2026)		1,000,000	1,012,100
Michigan Finance Authority
5.00%, 05/15/2035 (Callable 11/01/2025)		1,010,000	1,010,883
5.00%, 11/15/2041 (Callable 11/15/2026)		500,000	503,254
5.00%, 07/01/2043 (Callable 07/01/2035)		1,000,000	1,046,494
5.00%, 07/01/2044 (Callable 10/14/2025)		960,000	960,799
Michigan State Housing Development Authority
3.35%, 12/01/2031 (Callable 12/01/2025)		280,000	280,084
6.25%, 12/01/2055 (Callable 12/01/2033)		1,250,000	1,393,721
Michigan Strategic Fund, 5.00%, 12/31/2043 (Callable 12/31/2028) (b)		305,000	305,379
Okemos Public Schools
5.00%, 05/01/2040 (Callable 05/01/2034)		300,000	328,739
5.00%, 05/01/2041 (Callable 05/01/2034)		400,000	433,563
Rockford Public Schools, 5.00%, 05/01/2040 (Callable 05/01/2033)		500,000	538,601
Saline Area Schools
5.00%, 05/01/2041 (Callable 05/01/2035)		650,000	705,199
5.00%, 05/01/2043 (Callable 05/01/2035)		1,000,000	1,067,305
Van Dyke Public Schools, 5.50%, 05/01/2050 (Callable 05/01/2035)		1,500,000	1,553,554
Walled Lake Consolidated School District, 5.00%, 05/01/2047 (Callable 05/01/2032)		1,000,000	1,029,494
Wayne County Airport Authority, 5.25%, 12/01/2038 (Callable 12/01/2035) (b)		450,000	494,212
			22,006,937

Minnesota - 1.4%
City of Virginia MN, 5.00%, 12/15/2026 (Callable 11/01/2025)		1,000,000	1,001,002
Federal Home Loan Mortgage Corp., Series 2024-ML21, Class AUS, 4.62%, 08/25/2041 (Callable 08/25/2041) (a)		994,332	1,011,423
Housing & Redevelopment Authority of The City of St Paul Minnesota, 5.00%, 12/01/2036 (Callable 12/01/2030)		150,000	154,376
Minnesota Housing Finance Agency
4.50%, 01/01/2043 (Callable 01/01/2033)		480,000	481,849
4.25%, 01/01/2049 (Callable 01/01/2028)		190,000	192,231
6.50%, 07/01/2054 (Callable 07/01/2033)		705,000	777,049
Northern Municipal Power Agency
5.00%, 01/01/2039 (Callable 01/01/2031)		125,000	131,531
5.00%, 01/01/2040 (Callable 01/01/2031)		100,000	104,705
Rosemount-Apple Valley-Eagan Independent School District No 196, 4.00%, 02/01/2042 (Callable 02/01/2032)		4,000,000	3,908,873
State of Minnesota, 5.00%, 08/01/2034 (Callable 08/01/2026)		1,000,000	1,014,850
			8,777,889

Mississippi - 1.5%
City of Gulfport MS, 5.00%, 07/01/2026		100,000	100,935
City of Starkville MS Water & Sewer System Revenue
4.00%, 02/01/2038 (Callable 02/01/2033)		390,000	395,613
4.00%, 02/01/2039 (Callable 02/01/2033)		405,000	407,521
4.00%, 02/01/2040 (Callable 02/01/2033)		350,000	346,790
County of Hinds MS
4.00%, 11/01/2034 (Callable 11/01/2025)		100,000	95,572
4.63%, 09/01/2054 (Callable 09/01/2029) (c)		500,000	448,476
Mississippi Business Finance Corp., 2.45%, 11/01/2035 (Callable 11/03/2025) (a)		1,000,000	1,000,000
Mississippi Development Bank
5.00%, 03/01/2030 (Callable 03/01/2027)		30,000	30,015
5.00%, 08/01/2030 (Callable 08/01/2029)		85,000	90,133
5.00%, 11/01/2030 (Callable 11/01/2027)		100,000	100,227
5.00%, 03/01/2031 (Callable 03/01/2027)		100,000	100,185
1.48%, 07/01/2031 (Callable 11/01/2025) (c)		864,000	726,839
5.00%, 03/01/2032 (Callable 03/01/2027)		50,000	50,120
5.00%, 03/01/2036		2,000,000	2,111,570
1.99%, 06/01/2042 (Callable 11/01/2025)		2,563,000	1,648,920
4.00%, 05/01/2044 (Callable 05/01/2033)		360,000	328,542
5.25%, 03/01/2045 (Callable 03/01/2028)		150,000	147,498
5.00%, 05/01/2052 (Callable 05/01/2034)		1,000,000	1,029,687
			9,158,643

Missouri - 4.7%
Boonville School District No R-1/MO, 5.00%, 03/01/2043 (Callable 03/01/2029)		1,600,000	1,647,573
Citizens Memorial Hospital District, 5.00%, 12/01/2026 (Callable 09/01/2026)		1,000,000	1,005,659
City of Kansas City MO
0.00%, 02/01/2029 (e)		635,000	561,832
5.00%, 02/01/2040 (Callable 02/01/2035)		400,000	435,277
5.00%, 02/01/2041 (Callable 02/01/2035)		600,000	646,434
5.00%, 02/01/2042 (Callable 02/01/2035)		700,000	747,083
City of St Louis MO Airport Revenue, 5.00%, 07/01/2039 (Callable 07/01/2029)		300,000	311,266
Clay County School District No 40 Excelsior Springs, 5.00%, 04/01/2039 (Callable 04/01/2033)		600,000	644,032
County of Phelps MO, 6.00%, 12/01/2055 (Callable 12/01/2035)		500,000	531,878
Health & Educational Facilities Authority of the State of Missouri
5.00%, 05/01/2032		500,000	503,664
5.00%, 11/15/2032 (Callable 08/15/2032)		2,400,000	2,536,573
5.00%, 11/15/2033 (Callable 11/15/2030)		360,000	393,104
5.00%, 06/01/2052		2,500,000	2,632,071
Industrial Development Authority of the City of St Louis Missouri, 3.15%, 04/01/2046 (Callable 07/01/2027) (a)		770,000	772,816
Jefferson City School District/MO, 5.50%, 03/01/2044 (Callable 03/01/2033)		1,250,000	1,350,388
Jefferson County School District No R-VI Festus, 5.00%, 04/01/2051 (Callable 04/01/2033)		1,000,000	1,019,715
Kansas City Industrial Development Authority, 5.00%, 03/01/2031 (Callable 03/01/2030) (b)		1,000,000	1,071,106
Missouri Development Finance Board, 5.50%, 12/01/2050 (Callable 12/01/2033)		1,050,000	1,108,616
Missouri Housing Development Commission
6.00%, 05/01/2055 (Callable 05/01/2033)		520,000	578,764
5.75%, 05/01/2056 (Callable 05/01/2033)		1,000,000	1,096,300
Missouri Joint Municipal Electric Utility Commission, 5.00%, 06/01/2034		870,000	998,964
Monarch-Chesterfield Levee District, 4.13%, 03/01/2044 (Callable 03/01/2034)		1,000,000	955,278
Pettis County School District No 200 Sedalia, 5.00%, 04/15/2046 (Callable 04/15/2030)		1,000,000	1,018,480
Platte County R-III School District, 6.25%, 03/01/2044 (Callable 03/01/2035)		1,675,000	1,931,939
St Clair Fire Protection District
5.00%, 03/01/2040 (Callable 03/01/2034)		500,000	535,886
5.00%, 03/01/2042 (Callable 03/01/2034)		705,000	742,677
St Louis Land Clearance for Redevelopment Authority
4.25%, 06/01/2026		25,000	25,058
5.00%, 04/01/2038 (Callable 04/01/2027)		1,000,000	1,014,331
St Louis Municipal Finance Corp., 5.00%, 10/01/2045 (Callable 10/01/2030)		1,000,000	1,024,847
University City Industrial Development Authority, 5.50%, 06/15/2042 (Callable 06/15/2033)		500,000	496,421
Warren County School District No R-III, 5.00%, 03/01/2044 (Callable 03/01/2030)		1,075,000	1,113,345
			29,451,377

Montana - 0.5%
City of Forsyth MT, 3.88%, 07/01/2028 (Callable 04/02/2028)		1,000,000	1,020,251
Montana Board of Housing, 6.00%, 12/01/2054 (Callable 06/01/2033)		1,385,000	1,505,301
Montana Facility Finance Authority, 5.00%, 07/01/2033 (Callable 07/01/2028)		500,000	520,364
			3,045,916

Nebraska - 0.2%
Beatrice Area Solid Waste Agency, 4.63%, 03/15/2050 (Callable 03/05/2033)		750,000	735,004
Central Plains Energy Project, 5.00%, 05/01/2054 (Callable 08/01/2029) (a)		750,000	803,544
			1,538,548

Nevada - 0.3%
Carson City NV, 5.00%, 09/01/2031 (Callable 09/01/2027)		495,000	508,600
County of Washoe NV, 4.13%, 03/01/2036 (a)(b)		500,000	506,087
Nevada Housing Division, 7.50%, 04/01/2049 (Callable 10/01/2033)		1,000,000	1,202,714
			2,217,401

New Hampshire - 1.3%
New Hampshire Business Finance Authority
4.50%, 10/01/2033		1,000,000	1,045,889
5.38%, 12/15/2035 (Callable 06/15/2026) (c)		550,000	549,710
4.38%, 09/20/2036		478,530	473,062
4.22%, 11/20/2042 (a)		3,498,387	3,318,698
5.25%, 06/01/2045 (Callable 06/01/2035)		1,000,000	1,030,324
5.75%, 04/01/2050 (Callable 04/01/2033) (b)		500,000	508,611
New Hampshire Health and Education Facilities Authority Act
5.00%, 10/01/2035 (Callable 10/01/2027)		450,000	460,727
5.50%, 06/01/2036 (Callable 06/01/2026)		500,000	505,700
			7,892,721

New Jersey - 0.6%
New Jersey Higher Education Student Assistance Authority, 4.50%, 12/01/2045 (Callable 12/01/2035) (b)		2,500,000	2,531,803
New Jersey Housing & Mortgage Finance Agency, 5.00%, 10/01/2063		492,254	498,672
Newark Parking Authority
5.25%, 02/01/2043 (Callable 02/01/2033)		200,000	205,591
5.50%, 02/01/2051 (Callable 02/01/2033)		340,000	348,820
Toms River Board of Education, 3.00%, 07/15/2029 (Callable 07/15/2026)		250,000	236,668
			3,821,554

New Mexico - 0.3%
New Mexico Hospital Equipment Loan Council, 4.00%, 08/01/2035 (Callable 11/01/2027)		1,995,000	1,988,627

New York - 5.6%
Albany County Capital Resource Corp., 3.10%, 07/01/2030		100,000	94,950
Build NYC Resource Corp.
4.00%, 12/01/2031 (Callable 12/01/2029) (c)		300,000	293,743
5.50%, 12/01/2056 (Callable 12/01/2035)		1,000,000	1,051,344
City of New York NY
2.45%, 04/01/2042 (Callable 10/01/2025) (a)		5,000,000	5,000,000
5.25%, 10/01/2043 (Callable 10/01/2032)		1,000,000	1,066,390
Empire State Development Corp., 5.00%, 03/15/2034 (Callable 09/15/2027)		1,500,000	1,558,040
Huntington Local Development Corp., 4.00%, 07/01/2027		195,000	191,655
Long Island Power Authority, 3.00%, 09/01/2055 (Callable 03/01/2028) (a)		1,500,000	1,492,256
Monroe County Industrial Development Corp., 4.84%, 11/01/2040		983,856	1,014,361
New York City Housing Development Corp.
2.55%, 11/01/2045 (Callable 02/01/2029)		1,000,000	716,004
0.90%, 11/01/2060 (Callable 10/22/2025) (a)		500,000	496,701
3.95%, 11/01/2064 (Callable 07/01/2028) (a)		2,000,000	2,051,108
New York City Municipal Water Finance Authority
5.00%, 06/15/2037 (Callable 06/15/2027)		1,500,000	1,540,335
2.45%, 06/15/2044 (Callable 10/01/2025) (a)		3,510,000	3,510,000
New York City Transitional Finance Authority, 5.00%, 05/01/2040 (Callable 11/01/2034)		1,980,000	2,165,987
New York City Transitional Finance Authority Building Aid Revenue, 5.00%, 07/15/2045 (Callable 07/15/2028)		1,000,000	1,020,182
New York City Transitional Finance Authority Future Tax Secured Revenue
5.00%, 05/01/2034 (Callable 05/01/2028)		1,000,000	1,048,462
5.00%, 05/01/2035 (Callable 05/01/2028)		1,000,000	1,045,890
New York State Dormitory Authority
5.00%, 03/15/2043 (Callable 03/15/2029)		250,000	256,705
5.25%, 10/01/2044 (Callable 10/01/2034)		1,000,000	1,042,957
5.50%, 07/01/2050 (Callable 07/01/2035)		750,000	802,272
New York State Environmental Facilities Corp., 5.13%, 09/01/2050 (Callable 06/05/2030) (a)(b)(c)		500,000	520,910
New York State Housing Finance Agency, 3.60%, 11/01/2062 (Callable 10/22/2025) (a)		630,000	630,109
New York Transportation Development Corp.
5.00%, 10/01/2040 (Callable 10/01/2030) (b)		1,875,000	1,894,582
6.00%, 06/30/2045 (Callable 06/30/2034) (b)		1,500,000	1,649,179
Onondaga Civic Development Corp.
4.13%, 10/01/2035 (Callable 11/01/2025)		220,000	187,038
5.00%, 10/01/2040 (Callable 11/01/2025)		525,000	446,843
Port Authority of New York & New Jersey, 5.00%, 11/15/2034 (Callable 11/15/2026) (b)		1,000,000	1,011,798
Saratoga County Capital Resource Corp., 5.00%, 07/01/2038 (Callable 07/01/2035)		700,000	768,789
Schenectady County Capital Resource Corp., 5.25%, 07/01/2052 (Callable 07/01/2032)		350,000	363,189
Town of Ramapo NY, 3.75%, 03/01/2030 (Callable 10/22/2025)		50,000	49,555
Triborough Bridge & Tunnel Authority, 4.50%, 05/15/2047 (Callable 11/15/2032)		500,000	501,066
			35,482,400

North Carolina - 1.0%
City of Asheville NC
5.00%, 04/01/2038 (Callable 04/01/2035)		575,000	648,409
5.00%, 04/01/2044 (Callable 04/01/2035)		515,000	548,902
City of Charlotte NC Airport Revenue, 5.00%, 07/01/2047 (Callable 07/01/2027) (b)		600,000	601,336
City of Raleigh NC
5.00%, 04/01/2043 (Callable 04/01/2035)		500,000	541,642
5.00%, 04/01/2044 (Callable 04/01/2035)		500,000	538,612
Fayetteville State University, 5.00%, 04/01/2043 (Callable 04/01/2031)		1,000,000	1,023,474
Greater Asheville Regional Airport Authority
5.25%, 07/01/2038 (Callable 07/01/2032) (b)		350,000	374,401
5.25%, 07/01/2043 (Callable 07/01/2033) (b)		1,000,000	1,038,035
5.50%, 07/01/2047 (Callable 07/01/2032) (b)		500,000	518,153
North Carolina Housing Finance Agency, 2.85%, 07/01/2040 (Callable 07/01/2029)		460,000	374,841
			6,207,805

North Dakota - 0.5%
City of Horace ND
5.00%, 05/01/2048 (Callable 05/01/2031)		500,000	497,081
6.00%, 05/01/2049 (Callable 05/01/2032)		500,000	517,476
City of Mandan ND Sales Tax Revenue, 3.00%, 09/01/2036 (Callable 11/01/2025)		200,000	176,833
City of Mayville ND, 5.00%, 05/01/2044 (Callable 05/01/2031)		1,000,000	949,523
North Dakota Housing Finance Agency, 5.75%, 01/01/2054 (Callable 07/01/2032)		900,000	962,427
			3,103,340

Ohio - 5.2%
Akron Bath Copley Joint Township Hospital District, 5.00%, 11/15/2031 (Callable 11/15/2030)		100,000	107,956
Bedford City School District, 5.50%, 12/01/2044 (Callable 06/01/2032)		3,250,000	3,488,454
Brooklyn City School District, 5.00%, 12/01/2038 (Callable 06/01/2027)		1,500,000	1,526,834
Cleveland Municipal School District
5.00%, 12/01/2042 (Callable 06/01/2035)		700,000	743,292
5.00%, 12/01/2043 (Callable 06/01/2035)		750,000	791,639
Cleveland-Cuyahoga County Port Authority, 5.50%, 08/01/2052 (Callable 08/01/2032)		350,000	362,159
Columbus Regional Airport Authority, 5.00%, 01/01/2036 (Callable 01/01/2035) (b)		1,500,000	1,636,647
Columbus-Franklin County Finance Authority, 5.25%, 05/15/2045 (Callable 05/15/2035)		660,000	676,323
County of Fayette OH, 5.25%, 12/01/2049 (Callable 12/01/2034)		1,500,000	1,561,061
County of Montgomery OH
3.00%, 08/01/2034 (Callable 02/01/2031)		100,000	94,652
5.25%, 09/01/2054 (Callable 09/01/2034)		1,000,000	1,016,042
County of Ross OH, 5.00%, 12/01/2039 (Callable 12/01/2029)		1,000,000	1,025,494
Delaware County Finance Authority, 5.38%, 12/01/2038 (Callable 12/01/2034)		675,000	678,630
EHOVE Joint Vocational School District, 5.50%, 12/01/2050 (Callable 06/01/2032)		1,800,000	1,888,934
FHLMC Multifamily VRD Certificates, 2.55%, 06/15/2035		435,000	386,742
Licking Heights Local School District, 5.50%, 10/01/2059 (Callable 10/01/2031)		1,000,000	1,050,547
Margaretta Local School District, 5.50%, 10/01/2050 (Callable 10/01/2032)		1,600,000	1,673,138
Ohio Air Quality Development Authority, 4.00%, 09/01/2030 (a)		520,000	530,201
Ohio Housing Finance Agency
6.00%, 02/01/2026 (Callable 11/01/2025) (c)		500,000	502,196
4.70%, 01/01/2043		1,000,000	1,024,457
2.90%, 09/01/2045 (Callable 03/01/2029)		800,000	616,235
Ohio Turnpike & Infrastructure Commission, 5.70%, 02/15/2034 (Callable 02/15/2031)		95,000	108,464
Port of Greater Cincinnati Development Authority
5.25%, 12/01/2058 (Callable 06/01/2034)		500,000	515,820
5.25%, 12/01/2063 (Callable 06/01/2034)		900,000	928,476
Shaker Heights City School District
5.00%, 12/15/2040 (Callable 06/15/2034)		500,000	544,764
5.00%, 12/15/2041 (Callable 06/15/2034)		450,000	485,042
State of Ohio, 3.15%, 01/15/2051 (Callable 10/01/2025) (a)		2,000,000	2,000,000
Summit County Development Finance Authority
5.00%, 05/15/2045 (Callable 05/15/2035)		1,890,000	1,941,721
5.75%, 12/01/2053 (Callable 12/01/2033)		250,000	258,854
Tolles Career & Technical Center, 5.00%, 12/01/2042 (Callable 12/01/2031)		1,820,000	1,904,457
University of Akron, 5.00%, 01/01/2036 (Callable 07/01/2026)		1,000,000	1,006,300
Warren County Port Authority, 5.00%, 12/01/2038 (Callable 12/01/2035)		1,500,000	1,531,716
			32,607,247

Oklahoma - 1.6%
Caddo County Educational Facilities Authority, 5.00%, 09/01/2033		1,000,000	1,084,312
Mcintosh County Educational Facilities Authority, 5.00%, 09/01/2041 (Callable 09/01/2035)		800,000	815,915
Muskogee Industrial Trust
4.00%, 09/01/2032 (Callable 09/01/2029)		250,000	252,357
4.00%, 09/01/2033 (Callable 09/01/2029)		500,000	502,011
Nowata County Educational Facilities Authority
5.00%, 09/01/2034		465,000	504,710
5.00%, 09/01/2035		505,000	544,838
5.00%, 09/01/2038 (Callable 09/01/2035)		1,260,000	1,316,878
Oklahoma Capitol Improvement Authority, 5.00%, 07/01/2045 (Callable 07/01/2035)		1,000,000	1,057,802
Oklahoma County Finance Authority, 5.00%, 10/01/2045 (Callable 10/01/2034)		1,000,000	1,038,303
Oklahoma Turnpike Authority
5.00%, 01/01/2039 (Callable 01/01/2036) (d)		250,000	278,366
5.50%, 01/01/2053 (Callable 01/01/2032)		1,000,000	1,058,450
Oklahoma Water Resources Board, 5.00%, 10/01/2051 (Callable 10/01/2032)		1,750,000	1,811,192
			10,265,134

Oregon - 1.7%
City of Portland OR Sewer System Revenue, 4.50%, 05/01/2032 (Callable 05/01/2026)		750,000	755,818
City of Redmond OR, 5.50%, 06/01/2052 (Callable 06/01/2035) (b)		1,000,000	1,056,228
Coos County School District No 9 Coos Bay, 5.00%, 06/15/2043 (Callable 06/15/2028)		1,000,000	1,020,321
Klamath County School District, 4.00%, 06/15/2037 (Callable 06/15/2027)		20,000	20,069
Oregon Coast Community College District
5.00%, 06/15/2044 (Callable 06/15/2034)		350,000	372,844
5.00%, 06/15/2045 (Callable 06/15/2034)		425,000	451,037
Oregon State Facilities Authority, 5.00%, 10/01/2032 (Callable 10/01/2026)		1,000,000	1,002,980
Oregon State Lottery, 5.25%, 04/01/2044 (Callable 04/01/2035)		2,000,000	2,187,004
Port of Morrow OR, 5.15%, 10/01/2026 (Callable 10/22/2025) (c)		1,500,000	1,499,982
Port of Portland OR Airport Revenue, 5.00%, 07/01/2029 (Callable 01/01/2027) (b)		1,000,000	1,022,637
Salem Hospital Facility Authority, 5.00%, 05/15/2034 (Callable 05/15/2029)		50,000	52,826
State of Oregon
5.25%, 05/01/2042 (Callable 05/01/2035)		500,000	555,101
5.25%, 05/01/2043 (Callable 05/01/2035)		300,000	331,093
5.25%, 05/01/2044 (Callable 05/01/2035)		275,000	302,034
5.25%, 05/01/2045 (Callable 05/01/2035)		250,000	273,224
			10,903,198

Pennsylvania - 4.6%
Chester County Industrial Development Authority, 5.00%, 08/01/2035 (Callable 11/01/2025)		145,000	144,934
City of Hazleton PA, 5.00%, 09/15/2045 (Callable 09/15/2030)		2,000,000	2,006,937
City of Philadelphia PA Airport Revenue
5.00%, 07/01/2031 (Callable 07/01/2027) (b)		750,000	771,517
5.00%, 07/01/2032 (Callable 07/01/2027) (b)		750,000	769,948
City of Philadelphia PA Water & Wastewater Revenue, 5.25%, 09/01/2054 (Callable 09/01/2034)		1,000,000	1,060,787
Delaware County Industrial Development Authority/PA, 4.38%, 06/01/2026 (c)		180,000	180,495
Delaware County Regional Water Quality Control Authority, 5.00%, 11/01/2041 (Callable 11/01/2026)		750,000	756,105
Delaware County Vocational & Technical School Authority, 4.00%, 11/01/2054 (Callable 11/01/2032)		1,000,000	912,159
East Hempfield Township Industrial Development Authority, 5.00%, 12/01/2027 (Callable 12/01/2025)		400,000	400,523
Geisinger Authority, 5.00%, 02/15/2045 (Callable 02/15/2027)		1,000,000	1,007,494
Hatboro-Horsham School District, 5.00%, 09/15/2045 (Callable 09/15/2032)		2,390,000	2,525,281
Health Care Facilities Authority of Sayre, 3.63% (3 mo. Term SOFR + 0.83%), 12/01/2031 (Callable 11/01/2025)		500,000	496,019
Hempfield School District, 2.00%, 04/15/2030 (Callable 04/15/2027)		150,000	141,806
Highlands School District, 5.00%, 04/15/2032		610,000	673,760
Lancaster County Hospital Authority/PA, 5.00%, 11/01/2040 (Callable 11/01/2029)		275,000	283,395
Mckeesport Area School District, 0.00%, 10/01/2033 (e)		400,000	289,927
Montgomery County Industrial Development Authority/PA, 2.50%, 11/15/2029 (Callable 11/01/2025) (a)		2,000,000	2,000,000
Pennsylvania Economic Development Financing Authority
5.00%, 12/31/2029 (Callable 06/30/2026) (b)		1,000,000	1,011,358
5.00%, 06/30/2042 (Callable 06/30/2026) (b)		425,000	425,530
5.00%, 03/15/2060 (Callable 09/15/2031) (a)		1,000,000	1,099,933
Pennsylvania Economic Development Financing Authority Parking System Revenue, 0.00%, 01/01/2039 (e)		140,000	76,880
Pennsylvania Higher Education Assistance Agency, 4.13%, 06/01/2045 (Callable 06/01/2033) (b)		870,000	847,515
Pennsylvania Higher Educational Facilities Authority, 5.00%, 07/01/2035 (Callable 07/01/2026)		150,000	145,575
Pennsylvania Turnpike Commission
5.13%, 12/01/2039 (Callable 06/01/2029)		50,000	52,488
5.13%, 12/01/2040 (Callable 06/01/2029)		125,000	129,970
0.00%, 12/01/2041 (Callable 12/01/2035) (e)		1,605,000	1,525,806
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, 5.25%, 12/01/2044 (Callable 12/01/2028)		1,200,000	1,221,475
Philadelphia Authority for Industrial Development
5.00%, 06/15/2032 (Callable 06/15/2030)		485,000	501,774
5.25%, 11/01/2052 (Callable 11/01/2032)		250,000	256,610
Ridley School District, 5.00%, 11/15/2050 (Callable 05/15/2032)		1,500,000	1,527,234
State Public School Building Authority
5.00%, 12/01/2029 (Callable 12/01/2026)		925,000	947,177
0.00%, 05/15/2030 (e)		200,000	173,362
5.00%, 06/01/2032 (Callable 12/01/2026)		1,500,000	1,530,409
5.00%, 06/01/2033 (Callable 12/01/2026)		1,500,000	1,527,988
Steelton-Highspire School District, 5.13%, 06/30/2026		1,000,000	1,003,320
Tulpehocken Area School District, 5.25%, 10/01/2049 (Callable 10/01/2031)		500,000	515,981
			28,941,472

Rhode Island - 0.2%
Providence Redevelopment Agency, 5.00%, 04/01/2027 (Callable 11/01/2025)		410,000	410,310
Rhode Island Student Loan Authority, 5.00%, 12/01/2032 (b)		1,000,000	1,073,111
			1,483,421

South Carolina - 2.4%
Charleston County Airport District, 5.00%, 07/01/2043 (Callable 07/01/2029)		2,000,000	2,049,375
Charleston Housing Authority/SC, 5.00%, 09/01/2035 (Callable 09/01/2032)		1,500,000	1,563,822
Greater Greenville Sanitation District, 4.25%, 03/01/2055 (Callable 03/01/2035)		1,000,000	937,952
Greenville-Spartanburg Airport District, 5.25%, 07/01/2054 (Callable 07/01/2034)		1,000,000	1,048,122
Scago Educational Facilities Corp. for Spartanburg School District No 1, 3.38%, 06/01/2030 (Callable 11/01/2025)		100,000	99,699
South Carolina Jobs-Economic Development Authority
5.25%, 11/15/2028 (Callable 11/01/2025)		600,000	600,622
4.00%, 08/15/2030 (Callable 08/15/2026)		140,000	140,458
4.00%, 03/15/2032 (Callable 03/15/2031)		75,000	68,063
5.25%, 08/15/2033 (Callable 08/15/2026)		150,000	151,821
2.50%, 03/15/2051 (Callable 03/15/2031)		2,005,000	1,010,989
South Carolina Ports Authority, 5.00%, 07/01/2036 (Callable 07/01/2028) (b)		1,455,000	1,503,188
South Carolina Public Service Authority
5.00%, 12/01/2032 (Callable 06/01/2026)		1,000,000	1,013,258
5.50%, 12/01/2054 (Callable 12/01/2034)		1,500,000	1,594,707
South Carolina Transportation Infrastructure Bank, 5.00%, 10/01/2036 (Callable 10/01/2027)		1,205,000	1,246,391
Spartanburg County School District No 4/SC, 5.25%, 03/01/2052 (Callable 03/01/2032)		1,000,000	1,049,520
Three Rivers Solid Waste Authority/SC, 0.00%, 10/01/2025 (e)		750,000	750,000
			14,827,987

South Dakota - 0.8%
City of Rapid City SD Airport Revenue
5.00%, 12/01/2026		220,000	223,211
4.00%, 12/01/2035 (Callable 12/01/2029)		125,000	120,254
South Dakota Health & Educational Facilities Authority
4.00%, 11/01/2034 (Callable 11/01/2025)		580,000	580,102
5.00%, 11/01/2051 (Callable 11/01/2031) (a)		1,000,000	1,101,214
South Dakota Housing Development Authority, 6.25%, 05/01/2056		2,500,000	2,856,700
			4,881,481

Tennessee - 1.5%
Chattanooga Health Educational & Housing Facility Board
5.00%, 08/01/2033 (Callable 08/01/2029)		250,000	264,273
3.25%, 08/01/2044 (Callable 08/01/2029)		870,000	707,530
Hamilton County & Chattanooga Sports Authority, 6.00%, 12/01/2055 (Callable 12/01/2034)		1,000,000	1,126,994
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
5.00%, 07/01/2040 (Callable 07/01/2026)		1,475,000	1,481,279
5.25%, 05/01/2048 (Callable 05/01/2033)		700,000	721,449
Metropolitan Government Nashville & Davidson County Sports Authority, 5.00%, 07/01/2037 (Callable 01/01/2034)		500,000	556,640
New Memphis Arena Public Building Authority, 0.00%, 04/01/2030 (e)		480,000	475,882
Shelby County Health Educational & Housing Facilities Board
5.00%, 05/01/2035 (Callable 05/01/2027)		750,000	763,576
5.00%, 06/01/2035		1,000,000	1,104,978
Tennergy Corp./TN, 5.50%, 10/01/2053 (Callable 09/01/2030) (a)		400,000	431,689
Tennessee Energy Acquisition Corp., 5.00%, 12/01/2035 (Callable 09/01/2035)		1,300,000	1,405,930
Tennessee Housing Development Agency, 3.85%, 07/01/2043 (Callable 07/01/2027)		220,000	203,710
			9,243,930

Texas - 12.9%
Argyle Independent School District, 5.25%, 08/15/2041 (Callable 08/15/2035)		885,000	979,735
Arlington Higher Education Finance Corp.
4.00%, 08/15/2036 (Callable 08/15/2031)		440,000	448,312
2.13%, 08/15/2045 (Callable 08/15/2030)		750,000	489,033
2.25%, 08/15/2046 (Callable 08/15/2031)		1,500,000	981,324
Arlington Housing Finance Corp., 4.50%, 04/01/2041 (Callable 04/01/2026) (a)		1,815,000	1,828,515
Aubrey Independent School District, 5.00%, 02/15/2040 (Callable 02/15/2035)		645,000	693,522
Austin Independent School District, 5.00%, 08/01/2048 (Callable 02/01/2029)		1,500,000	1,534,255
Austin-Bergstrom Landhost Enterprises, Inc., 5.00%, 10/01/2035 (Callable 10/01/2027)		100,000	101,827
Bells Independent School District, 5.00%, 02/15/2041 (Callable 08/15/2033)		690,000	738,658
Brazoria County Toll Road Authority, 4.00%, 03/01/2038 (Callable 03/01/2030)		130,000	130,921
Brazos Higher Education Authority, Inc., 2.35%, 04/01/2040 (Callable 04/01/2030) (b)		5,000	4,951
Brookfield Water Control & Improvement District, 4.00%, 09/01/2049 (Callable 09/01/2030)		1,000,000	879,135
Brushy Creek Regional Utility Authority, Inc., 4.00%, 08/01/2031 (Callable 08/01/2026)		400,000	402,624
Cedar Port Navigation & Improvement District, 2.38%, 09/01/2041 (Callable 11/01/2025)		1,000,000	688,970
City of Austin TX Airport System Revenue
5.00%, 11/15/2034 (Callable 11/15/2026) (b)		1,000,000	1,012,304
5.00%, 11/15/2041 (Callable 11/15/2026) (b)		500,000	501,732
City of Fort Worth TX, 5.50%, 03/01/2043 (Callable 03/01/2035)		1,250,000	1,356,981
City of Godley TX, 5.00%, 08/15/2036 (Callable 08/15/2034)		1,560,000	1,721,291
City of Greenville TX Electric System Revenue, 5.25%, 02/15/2049 (Callable 08/15/2032)		1,000,000	1,040,045
City of Kyle TX
5.00%, 08/15/2042 (Callable 08/15/2034)		725,000	763,264
5.00%, 08/15/2045 (Callable 08/15/2034)		500,000	520,941
City of Magnolia TX, 5.70%, 09/01/2046 (c)		45,000	44,511
City of Mount Pleasant TX, 5.00%, 05/15/2042 (Callable 05/15/2034)		2,085,000	2,183,128
City of Texas City TX, 5.00%, 02/15/2043 (Callable 02/15/2035)		3,000,000	3,145,918
Collin County Municipal Utility District No 2, 5.00%, 09/01/2038 (Callable 10/01/2029)		1,000,000	1,036,720
Community Independent School District/TX, 5.00%, 02/15/2055 (Callable 02/15/2035)		625,000	646,652
Conroe Municipal Utility District No 1, 2.25%, 09/01/2035 (Callable 09/01/2027)		620,000	489,077
Dalhart Independent School District, 5.00%, 02/15/2041 (Callable 02/15/2032)		1,000,000	1,056,962
Dallas Fort Worth International Airport, 5.00%, 11/01/2050 (Callable 08/01/2032) (a)(b)		2,100,000	2,269,241
Denton Independent School District, 4.00%, 08/15/2055 (a)		1,000,000	1,065,954
EP Cimarron Ventanas PFC, 4.13%, 12/01/2039 (Callable 12/01/2034)		1,500,000	1,463,582
Far North Fort Worth Municipal Utility District No 1, 4.00%, 09/01/2037 (Callable 10/01/2029)		350,000	344,483
Fort Bend County Municipal Utility District No 142, 2.00%, 09/01/2037 (Callable 09/01/2026)		220,000	166,151
Fort Bend Independent School District, 4.00%, 08/01/2054 (a)		1,000,000	1,023,348
Freddie Mac Multifamily ML Certificates, 4.00%, 01/25/2040 (a)		488,817	479,959
Fulshear Municipal Utility District No 3A
4.00%, 09/01/2038 (Callable 09/01/2030)		795,000	783,341
4.00%, 09/01/2039 (Callable 09/01/2030)		1,030,000	1,003,405
FW Chaparral PFC, 4.00%, 10/01/2035 (Callable 10/01/2032)		2,000,000	1,959,733
Galveston County Municipal Utility District No 36, 6.50%, 09/01/2034 (Callable 09/01/2031)		195,000	225,513
Grand Parkway Transportation Corp., 5.75%, 10/01/2044 (Callable 10/01/2028)		2,500,000	2,640,307
Harris County Cultural Education Facilities Finance Corp., 5.00%, 11/15/2054 (Callable 02/15/2032) (a)		2,800,000	3,049,841
Harris County Hospital District, 2.93%, 02/15/2042 (Callable 10/01/2025) (a)		1,185,000	1,185,000
Harris County Municipal Utility District No 285, 2.00%, 09/01/2033 (Callable 09/01/2026)		160,000	137,976
Harris County-Houston Sports Authority, 0.00%, 11/15/2025 (e)		500,000	498,100
Houston Higher Education Finance Corp., 3.38%, 10/01/2037 (Callable 11/01/2025)		200,000	173,590
Huffman Independent School District, 5.25%, 02/15/2040 (Callable 02/15/2035)		620,000	685,268
Kendall County Water Control & Improvement District No 2A, 5.00%, 09/01/2046 (Callable 11/01/2030)		510,000	517,836
La Feria Independent School District/TX, 5.25%, 02/15/2055 (Callable 02/15/2035)		2,000,000	2,122,786
Lower Colorado River Authority, 5.00%, 05/15/2039 (Callable 05/15/2027)		1,000,000	1,015,345
Matagorda County Navigation District No 1, 4.55%, 05/01/2030 (b)		1,000,000	1,048,203
Mckinney Municipal Utility District No 1, 3.38%, 09/01/2034 (Callable 05/01/2030)		260,000	256,458
Montgomery County Municipal Utility District No 88, 4.25%, 09/01/2047 (Callable 09/01/2029)		500,000	465,615
New Caney Independent School District, 4.00%, 02/15/2050 (a)		500,000	511,954
New Hope Cultural Education Facilities Finance Corp., 4.63%, 10/01/2030 (Callable 10/01/2026)		500,000	503,202
North Central Texas Health Facility Development Corp., 5.75%, 06/01/2026		175,000	178,558
North Texas Tollway Authority
0.00%, 01/01/2035 (e)		600,000	432,188
0.00%, 01/01/2036 (e)		335,000	229,664
0.00%, 01/01/2037 (e)		1,050,000	683,686
Northeast Harris County Municipal Utility District No 1, 3.00%, 09/01/2050 (Callable 11/01/2025)		2,335,000	1,628,047
Northwest Harris County Municipal Utility District No 5/TX, 2.50%, 05/01/2028 (Callable 11/01/2025)		350,000	346,010
Pecos Barstow Toyah Independent School District, 5.00%, 02/15/2042 (Callable 02/15/2026)		1,000,000	1,008,532
Port of Port Arthur Navigation District
2.65%, 04/01/2040 (Callable 10/01/2025) (a)		500,000	500,000
2.95%, 11/01/2040 (Callable 10/01/2025) (a)		5,000,000	5,000,000
Rio Grande City Consolidated Independent School District, 3.00%, 08/15/2034 (Callable 08/15/2030)		250,000	240,952
San Angelo Independent School District, 5.00%, 02/15/2040 (Callable 02/15/2035)		2,000,000	2,183,094
San Antonio Water System, 5.25%, 05/15/2052 (Callable 05/15/2032)		1,000,000	1,046,447
State of Texas, 5.00%, 08/01/2041 (Callable 08/01/2035) (b)		1,000,000	1,042,981
Tarrant County Cultural Education Facilities Finance Corp.
2.25%, 11/15/2025		150,000	149,657
5.00%, 11/15/2027 (Callable 11/15/2026)		510,000	517,137
5.00%, 07/01/2043 (Callable 01/01/2029)		1,500,000	1,527,408
Tarrant County Hospital District, 4.00%, 08/15/2043 (Callable 08/15/2032)		250,000	237,313
Texas Department of Housing & Community Affairs, 3.75%, 09/01/2049 (Callable 09/01/2028)		655,000	579,866
Texas Municipal Gas Acquisition & Supply Corp. IV, 5.50%, 01/01/2054 (Callable 07/01/2033) (a)		1,000,000	1,100,760
Texas Municipal Gas Acquisition & Supply Corp. V, 5.00%, 01/01/2055 (Callable 07/01/2033) (a)		1,000,000	1,092,247
Texas Municipal Gas Acquisition and Supply Corp. I, 6.25%, 12/15/2026		35,000	35,740
Texas Municipal Gas Acquisition and Supply Corp. II, 3.75% (3 mo. Term SOFR + 1.05%), 09/15/2027		105,000	105,315
Texas Public Finance Authority
5.25%, 05/01/2041 (Callable 05/01/2033)		500,000	524,895
5.25%, 05/01/2042 (Callable 05/01/2033)		750,000	781,518
Texas State Affordable Housing Corp., 6.00%, 09/01/2054 (Callable 03/01/2034)		955,000	1,052,725
Texas State University System, 5.25%, 03/15/2054 (Callable 03/15/2034)		2,000,000	2,095,258
Texas Water Development Board, 4.88%, 10/15/2048 (Callable 10/15/2033)		1,500,000	1,548,877
University of Houston, 2.00%, 02/15/2032 (Callable 02/15/2030)		2,000,000	1,812,629
Venus Independent School District, 5.25%, 08/15/2039 (Callable 08/15/2035)		780,000	875,679
Viridian Municipal Management District
5.00%, 12/01/2037 (Callable 12/01/2029)		150,000	156,082
5.00%, 12/01/2045 (Callable 12/01/2029)		200,000	202,734
6.25%, 12/01/2049 (Callable 12/01/2029)		375,000	382,366
Walsh Ranch Municipal Utility District, 2.00%, 08/01/2038 (Callable 08/01/2027)		325,000	239,321
Webb Consolidated Independent School District, 5.00%, 02/15/2037 (Callable 02/15/2035)		475,000	530,399
			81,085,584

Utah - 1.0%
City of Salt Lake City UT Airport Revenue
5.00%, 07/01/2034 (Callable 07/01/2027) (b)		500,000	510,739
5.00%, 07/01/2038 (Callable 07/01/2028) (b)		1,000,000	1,020,307
5.25%, 07/01/2048 (Callable 07/01/2033) (b)		1,000,000	1,028,938
Downtown Revitalization Public Infrastructure District, 5.00%, 06/01/2039 (Callable 06/01/2030)		600,000	627,686
Utah Charter School Finance Authority, 5.00%, 04/15/2045 (Callable 04/15/2035)		565,000	574,758
Utah Housing Corp.
3.50%, 08/21/2047		270,366	257,122
4.50%, 10/21/2052		1,265,694	1,246,205
6.00%, 12/21/2052		554,245	602,547
6.50%, 05/21/2053		342,472	371,244
			6,239,546

Vermont - 0.3%
Vermont Student Assistance Corp.
5.00%, 06/15/2026 (b)		500,000	505,553
5.00%, 06/15/2030 (b)		1,300,000	1,374,881
			1,880,434

Virginia - 1.2%
Arlington County Industrial Development Authority, 5.00%, 07/01/2053 (Callable 07/01/2030) (a)		1,000,000	1,091,445
Fairfax County Redevelopment & Housing Authority, 5.00%, 10/01/2035 (Callable 10/01/2029)		1,500,000	1,582,776
Loudoun County Economic Development Authority, 3.00%, 12/01/2036 (Callable 12/01/2029)		475,000	437,163
Virginia Port Authority Commonwealth Port Fund, 5.25%, 07/01/2048 (Callable 07/01/2033)		1,000,000	1,063,826
Virginia Small Business Financing Authority
5.00%, 10/01/2026		100,000	101,742
5.25%, 10/01/2029 (Callable 11/09/2025)		520,000	521,352
5.00%, 10/01/2030		125,000	135,327
5.00%, 01/01/2034 (Callable 07/01/2027)		1,375,000	1,444,038
5.00%, 06/15/2060 (Callable 03/15/2035) (a)		1,000,000	1,099,556
			7,477,225

Washington - 3.5%
City of Lynnwood WA, 4.75%, 12/01/2042 (Callable 12/01/2032)		435,000	449,172
City of Sumner WA Water & Sewer Revenue
5.00%, 12/01/2040 (Callable 06/01/2035)		200,000	217,335
5.00%, 12/01/2041 (Callable 06/01/2035)		190,000	204,362
5.00%, 12/01/2042 (Callable 06/01/2035)		220,000	234,344
5.00%, 12/01/2043 (Callable 06/01/2035)		215,000	227,477
5.00%, 12/01/2044 (Callable 06/01/2035)		250,000	263,015
5.00%, 12/01/2045 (Callable 06/01/2035)		250,000	262,110
5.00%, 12/01/2049 (Callable 06/01/2035)		1,700,000	1,770,858
County of Grant WA, 5.25%, 12/01/2050 (Callable 12/01/2034)		800,000	844,958
County of King WA
5.00%, 12/01/2043 (Callable 06/01/2035)		755,000	812,455
5.00%, 12/01/2044 (Callable 06/01/2035)		795,000	850,652
5.00%, 12/01/2045 (Callable 06/01/2035)		835,000	890,366
King County Housing Authority
4.00%, 11/01/2036 (Callable 11/01/2029)		600,000	605,305
5.38%, 07/01/2045 (Callable 07/01/2034)		1,500,000	1,563,756
King County Public Hospital District No 4, 7.00%, 12/01/2060 (Callable 12/01/2035)		1,500,000	1,514,533
Pend Oreille County Public Utility District No 1 Box Canyon, 5.00%, 01/01/2038 (Callable 01/01/2029)		150,000	154,843
Port of Bellingham WA
5.00%, 12/01/2030 (b)		230,000	249,200
5.00%, 12/01/2031 (b)		600,000	654,780
Port of Seattle WA, 5.25%, 07/01/2042 (Callable 07/01/2034) (b)		1,500,000	1,605,210
Snohomish County Housing Authority, 4.00%, 04/01/2033 (Callable 04/01/2031)		500,000	512,723
State of Washington, 5.00%, 02/01/2045 (Callable 02/01/2033)		1,000,000	1,048,740
Vancouver Housing Authority
4.00%, 08/01/2034 (Callable 08/01/2031)		500,000	492,783
4.00%, 10/01/2034		385,000	390,057
4.25%, 02/01/2038 (Callable 02/01/2035)		1,000,000	1,001,900
Washington Health Care Facilities Authority
5.00%, 08/15/2037 (Callable 08/15/2027)		1,325,000	1,332,191
5.00%, 08/15/2037 (Callable 02/15/2028)		300,000	306,246
5.00%, 08/01/2049 (Callable 08/01/2029)		250,000	247,864
Washington State Housing Finance Commission
4.22%, 03/01/2050		993,983	955,485
5.25%, 07/01/2055 (Callable 07/01/2035) (c)		1,000,000	1,008,677
Whatcom County Public Utility District No 1, 5.25%, 12/01/2037 (Callable 12/01/2034) (b)		1,000,000	1,085,601
			21,756,998

Wisconsin - 4.1%
Beaver Dam Unified School District, 4.00%, 04/01/2043 (Callable 04/01/2033)		1,500,000	1,440,089
Boscobel Area School District, 5.00%, 03/01/2038 (Callable 03/01/2031)		735,000	778,947
City of Arcadia WI, 2.00%, 03/01/2027 (Callable 11/01/2025)		245,000	238,081
City of Wausau WI Sewer System Revenue, 2.75%, 05/01/2039 (Callable 05/01/2027)		860,000	698,745
County of Waushara WI, 4.50%, 06/01/2027 (Callable 11/01/2025)		500,000	500,559
Cudahy School District/WI
5.00%, 03/01/2042 (Callable 03/01/2033)		890,000	925,702
5.00%, 03/01/2043 (Callable 03/01/2033)		940,000	970,488
Deerfield Community School District, 4.00%, 03/01/2029 (Callable 03/01/2027)		1,000,000	1,017,058
Howard-Suamico School District/WI, 1.63%, 03/01/2031 (Callable 03/01/2028)		750,000	671,115
Public Finance Authority
5.00%, 05/15/2026 (Callable 10/22/2025) (c)		250,000	250,870
5.00%, 10/01/2028 (c)		650,000	671,095
9.00%, 11/01/2028 (Callable 11/01/2027) (c)		225,000	236,495
3.25%, 01/01/2029		460,000	445,591
5.00%, 01/01/2031 (Callable 01/01/2030)		550,000	590,936
5.00%, 10/01/2034 (Callable 10/01/2029) (c)		325,000	332,417
5.00%, 01/01/2036 (Callable 01/01/2030)		500,000	524,765
5.00%, 10/01/2044 (Callable 04/01/2029)		125,000	125,891
5.25%, 12/01/2054 (Callable 12/01/2034)		500,000	470,724
4.00%, 01/01/2055 (c)		2,750,000	2,775,502
6.45%, 04/01/2060 (Callable 04/01/2035) (c)		500,000	471,816
6.50%, 06/30/2060 (Callable 06/30/2035) (b)		2,500,000	2,741,047
Village of Kewaskum WI
4.25%, 04/01/2037 (Callable 04/01/2033)		645,000	628,654
4.38%, 04/01/2038 (Callable 04/01/2033)		645,000	630,055
Westosha Central High School District, 1.60%, 03/01/2031 (Callable 03/01/2028)		400,000	358,180
Wisconsin Center District, 0.00%, 12/15/2038 (Callable 12/15/2030) (e)		690,000	397,984
Wisconsin Health & Educational Facilities Authority
5.00%, 08/01/2027 (Callable 07/01/2026) (c)		1,000,000	1,013,454
5.00%, 03/01/2028 (Callable 10/22/2025)		300,000	300,119
5.00%, 02/15/2030 (Callable 02/15/2026)		1,000,000	1,007,600
5.45%, 10/01/2039 (Callable 10/01/2032)		500,000	513,535
4.38%, 11/01/2039 (Callable 11/01/2034)		1,000,000	1,019,270
5.00%, 04/01/2044 (Callable 10/01/2028)		1,500,000	1,510,969
6.00%, 10/01/2044 (Callable 10/01/2032)		500,000	516,676
5.50%, 12/01/2052 (Callable 12/01/2032)		250,000	264,368
Wisconsin Housing & Economic Development Authority Housing Revenue, 2.45%, 11/01/2046 (Callable 05/01/2030)		1,500,000	1,021,943
			26,060,740

Wyoming - 0.1%
Sublette County Hospital District, 5.00%, 06/15/2026 (Callable 11/01/2025)		500,000	500,123
TOTAL MUNICIPAL BONDS (Cost $624,985,089)			629,774,030

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.2%		Shares	Value
Federated Institutional Tax-Free Cash Trust - Class Premier, 2.93%(g)		7,616,423	7,616,423
TOTAL MONEY MARKET FUNDS (Cost $7,616,423)			7,616,423

TOTAL INVESTMENTS - 101.2% (Cost $632,601,512)			637,390,453
Liabilities in Excess of Other Assets - (1.2)%			(7,829,094)
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$629,561,359
two			–%
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.			–%

FHLMC - Federal Home Loan Mortgage Corporation
SOFR - Secured Overnight Financing Rate

(a)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of September 30, 2025.

(b)	Security subject to the Alternative Minimum Tax ("AMT"). As of September 30, 2025, the total value of securities subject to the AMT was $61,705,166 or 9.8% of net assets.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $18,984,172 or 3.0% of the Fund’s net assets.

(d)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(e)	Zero coupon bonds make no periodic interest payments.
(f)	Step coupon bond. The rate disclosed is as of September 30, 2025.
(g)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Baird Municipal Bond Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$–	$629,774,030	$–	$629,774,030
Money Market Funds	7,616,423	–	–	7,616,423
Total Investments	$7,616,423	$629,774,030	$–	$637,390,453

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s core financial statements.